Short Term Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities in Condensed Consolidated Balance Sheet

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		September 30,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$368
Total Leased Assets		$368

Liabilities
Current
Operating lease liability	Other current liabilities	$(104)
Non-current
Operating lease liability	Lease liabilities	$(264)
Total Lease Liability		$(368)

Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases

The future minimum lease payments under non-cancellable operating leases as of September 30, 2023 for the next five years and thereafter are as follows:

(in thousands)
Remainder of 2023	$38
2024	153
2025	157
2026	107
2027	—
Thereafter	—
Total minimum payments required	455
Less: implied interest	(87)
Present value of lease liabilities	$368

The future minimum lease payments under non-cancellable operating leases as of December 31, 2022 for the next five years and thereafter are as follows:

(In thousands)	Lease Payments
Year Ending December 31,
2023 (1)	$217
Total	$217

(1)
Operating lease expires before or during the year ending December 31, 2023.